Business combinations - Additional Information (Details) € in Thousands, $ in Thousands						6 Months Ended	8 Months Ended	12 Months Ended
	Jan. 01, 2024 EUR (€)	Jul. 01, 2023 EUR (€) store	Apr. 28, 2023 EUR (€)	Apr. 28, 2023 USD ($)	Apr. 27, 2023	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€) store	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jul. 31, 2025 EUR (€)	Jan. 31, 2025 EUR (€)	Jul. 31, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Apr. 28, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Costs related to the business combination										€ 2,140
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate					15.00%
Provision of guarantees or collateral to entity, related party transactions | $				$ 6,875
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate					50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate					50.00%
TFI Group
Disclosure of detailed information about business combination [line items]
Number of retail stores | store								66
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Group’s percentage interest			100.00%	100.00%
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Group’s percentage interest	100.00%
Goodwill	€ 8,280
Costs related to the business combination									€ 33
Revenue of the acquiree since the acquisition date	15,649
Profit (loss) of the acquiree since the acquisition date	(24)
Trade receivables	1,576
Best estimate at acquisition date of contractual cash flows not to be collected	16
Settlement of pre-existing intercompany balances	€ 2,540
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Goodwill		€ 23,966
Costs related to the business combination		€ 263
Revenue of the acquiree since the acquisition date						€ 19,668
Profit (loss) of the acquiree since the acquisition date						€ (1,003)
Number of retail stores | store		17
Settlement of pre-existing intercompany balances		€ 18,583							9,066		€ 4,413	€ 4,673	€ 4,699	€ 4,881
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Costs related to the business combination			€ 5,436
Revenue of the acquiree since the acquisition date							€ 235,531
Profit (loss) of the acquiree since the acquisition date							€ 14,926
Trade receivables								€ 24,571
Best estimate at acquisition date of contractual cash flows not to be collected								€ 1,242
Percentage of voting interests acquired			85.00%												85.00%
Implied fair value | $															$ 150,000
Additional revenues if acquisition had occurred at beginning of year									97,000
Additional net income if acquisition had occurred at beginning of year									€ 17,000
Percentage of entity's assets								15.70%
Percentage of entity's revenue								12.40%
Long-term licensing and collaboration agreement, renewal term			10 years												10 years
Long-term licensing and collaboration agreement, term of minimum annual guaranteed royalties								10 years
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			€ 99,295
Useful life of intangible asset			30 years	30 years
Right-of-use guaranteed years			20 years												20 years
Right-of-use automatic renewal term			10 years												10 years
Zegna Doha Trading WLL
Disclosure of detailed information about business combination [line items]
Consideration paid								€ 1,100
Zegna Doha Trading WLL | Bottom of range
Disclosure of detailed information about business combination [line items]
Group’s percentage interest	30.00%
Zegna Doha Trading WLL | Top of range
Disclosure of detailed information about business combination [line items]
Group’s percentage interest	70.00%